T. ROWE PRICE Institutional High Yield Fund
February 28, 2021 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS
9.1%
(1)
Aerospace & Defense 0.5%
Dynasty Acquisition, FRN, 1M USD
LIBOR + 3.50%, 3.754%, 4/6/26  4,073 3,933
Peraton, FRN, 1M USD LIBOR +
3.75%, 2/1/28 (2) 4,195 4,211
Peraton, FRN, 3M USD LIBOR +
0.00%, 2/1/29 (2)(3) 1,440 1,445
9,589
Airlines 0.4%
Mileage Plus Holdings, FRN, 1M USD
LIBOR + 5.25%, 6.25%, 6/21/27  3,780 4,030
SkyMiles IP, FRN, 3M USD LIBOR +
3.75%, 4.75%, 10/20/27  4,120 4,358
8,388
Automotive 0.2%
Clarios Global, FRN, 3M USD LIBOR +
3.50%, 3.615%, 4/30/26  1,537 1,538
Truck Hero, FRN, 1M USD LIBOR +
3.75%, 4.50%, 1/31/28 (2) 2,460 2,462
4,000
Cable Operators 0.2%
Altice France, FRN, 3M USD LIBOR +
4.00%, 4.198%, 8/14/26  4,405 4,397
4,397
Consumer Products 0.3%
Life Time, FRN, 1M USD LIBOR +
4.75%, 5.75%, 12/16/24  7,117 7,095
7,095
Energy 0.8%
BCP Raptor, FRN, 3M USD LIBOR +
4.25%, 5.25%, 6/24/24  13,147 12,537
Prairie ECI Acquiror, FRN, 3M USD
LIBOR + 4.75%, 4.865%, 3/11/26  2,144 2,103
Stonepeak Lonestar Holdings, FRN,
1M USD LIBOR + 4.50%, 4.726%,
10/19/26  2,085 2,086
16,726
Food 0.1%
Bellring Brands, FRN, 1M USD LIBOR
+ 5.00%, 6.00%, 10/21/24  2,295 2,313
2,313
Gaming 0.2%
Scientific Games International, FRN,
1M USD LIBOR + 2.75%, 2.865%,
8/14/24  4,209 4,139
4,139
Health Care 0.7%
ADMI, FRN, 1M USD LIBOR + 3.25%,
3.75%, 12/23/27 (2) 4,710 4,687
Gainwell Acquisition, FRN, 1M USD
LIBOR + 4.00%, 10/1/27 (2) 5,395 5,377
LifePoint Health, FRN, 1M USD LIBOR
+ 3.75%, 3.865%, 11/16/25  2,076 2,078
U.S. Radiology Specialists, FRN, 1M
USD LIBOR + 5.50%, 6.25%, 12/15/27  3,310 3,332
15,474
Par/Shares $ Value
(Amounts in 000s)
Information Technology 0.3%
Epicor Software, FRN, 1M USD LIBOR
+ 7.75%, 8.75%, 7/31/28  840 875
RealPage, FRN, 3M USD LIBOR +
0.00%, 2/17/29 (2)(3) 3,580 3,651
Solera, FRN, 3M USD LIBOR + 2.75%,
2.865%, 3/3/23  2,818 2,814
7,340
Manufacturing 0.4%
Apex Tool Group, FRN, 3M USD
LIBOR + 5.25%, 6.50%, 8/1/24  5,232 5,224
Filtration Group, FRN, 1M USD LIBOR
+ 3.75%, 4.50%, 3/29/25  778 781
Filtration Group, FRN, 3M USD LIBOR
+ 3.00%, 3.115%, 3/31/25  1,311 1,302
Welbilt, FRN, 3M USD LIBOR + 2.50%,
2.615%, 10/23/25  531 517
7,824
Satellites 1.7%
Intelsat Jackson Holdings, 8.625%,
1/2/24 (2) 8,063 8,214
Intelsat Jackson Holdings, FRN,
1M USD LIBOR + 4.75%, 8.00%,
11/27/23 (2) 12,300 12,473
Intelsat Jackson Holdings, FRN, 1M
USD LIBOR + 5.50%, 6.50%, 7/13/22  4,372 4,436
Intelsat Jackson Holdings, FRN, 3M
USD LIBOR + 6.50%, 8.75%, 1/2/24  490 498
Iridium Satellite, FRN, 1M USD LIBOR
+ 2.75%, 3.75%, 11/4/26  9,581 9,626
35,247
Services 1.4%
Ascend Learning, FRN, 1M USD
LIBOR + 3.75%, 4.75%, 7/12/24  1,686 1,689
Ascend Learning, FRN, 3M USD
LIBOR + 3.00%, 4.00%, 7/12/24  2,379 2,378
GFL Environmental, FRN, 1M USD
LIBOR + 3.00%, 3.50%, 5/30/25  1,218 1,223
Renaissance Holdings, FRN, 3M USD
LIBOR + 7.00%, 7.115%, 5/29/26  1,460 1,456
Sabre GLBL, FRN, 1M USD LIBOR +
4.00%, 4.115%, 12/17/27 (2) 2,910 2,941
UKG, FRN, 1M USD LIBOR + 3.25%,
4.00%, 5/4/26  7,278 7,320
UKG, FRN, 1M USD LIBOR + 6.75%,
7.50%, 5/3/27  10,640 10,972
WW International, FRN, 3M USD
LIBOR + 4.75%, 5.50%, 11/29/24  706 705
28,684
Utilities 0.2%
Brookfield WEC Holdings, FRN, 1M
USD LIBOR + 2.75%, 3.25%, 8/1/25  2,073 2,067
Exgen Renewables IV, FRN, 1M USD
LIBOR + 2.75%, 3.75%, 12/15/27  1,940 1,950
4,017
Wireless Communications 1.7%
Asurion, FRN, 1M USD LIBOR +
3.00%, 3.115%, 11/3/23  1,394 1,391
Asurion, FRN, 1M USD LIBOR +
3.25%, 3.363%, 7/31/27  6,080 6,057

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Asurion, FRN, 1M USD LIBOR +
3.25%, 3.365%, 12/23/26  6,500 6,478
Asurion, FRN, 1M USD LIBOR +
5.25%, 5.365%, 1/31/28 (2) 18,794 19,305
CCI Buyer, FRN, 1M USD LIBOR +
4.00%, 4.75%, 12/17/27  3,290 3,313
36,544
Total Bank Loans (Cost $188,124) 191,777
COMMON STOCKS
0.7%
Cable Operators
0.1%
Liberty Broadband, Class C (4) 13 1,899
1,899
Gaming
0.0%
New Cotai Participation, Class B (3)
(4)(5) — —
—
Metals & Mining
0.1%
Constellium (4) 200 2,644
2,644
Utilities
0.3%
Sempra Energy  12 1,403
Vistra  240 4,137
5,540
Wireless Communications
0.2%
T-Mobile US (4) 31 3,777
3,777
Total Common Stocks (Cost
$13,618) 13,860
CONVERTIBLE BONDS
0.2%
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  1,775 1,674
1,674
Energy 0.1%
Cheniere Energy, 4.25%, 3/15/45  2,488 2,049
2,049
Total Convertible Bonds (Cost
$3,291) 3,723
CONVERTIBLE PREFERRED STOCKS
3.3%
Energy
1.3%
Targa Resources, Series A, 9.50%,
Acquisition Date: 10/30/17 - 2/10/21,
Cost $25,213 (6) 25 26,184
26,184
Energy Services
0.3%
NuStar Energy, VR, 10.75% (5)(7)(8) 229 6,399
6,399
Par/Shares $ Value
(Amounts in 000s)
Forest Products
0.0%
Smurfit-Stone Container, Series A, EC,
7.00%, 2/15/27 (3) 8 —
—
Health Care
0.5%
Avantor, Series A, 6.25%, 5/15/22  118 10,284
Boston Scientific, Series A, 5.50%,
6/1/23  8 940
11,224
Insurance
0.1%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $2,266 (6) 2 2,308
2,308
Manufacturing
0.2%
Danaher, Series B, 5.00%, 4/15/23  4 4,701
4,701
Utilities
0.9%
American Electric Power, 6.125%,
3/15/22  119 5,399
American Electric Power, 6.125%,
8/15/23  48 2,148
NextEra Energy, 5.279%, 3/1/23  141 7,017
Southern, Series A, 6.75%, 8/1/22  83 3,986
18,550
Total Convertible Preferred Stocks
(Cost $63,513) 69,366
CORPORATE BONDS
82.2%
Aerospace & Defense 0.9%
TransDigm, 6.25%, 3/15/26 (5) 12,800 13,472
TransDigm, 7.50%, 3/15/27  1,219 1,295
TransDigm, 8.00%, 12/15/25 (5) 3,885 4,230
18,997
Airlines 1.7%
American Airlines, 11.75%, 7/15/25 (5) 5,080 6,045
Delta Air Lines, 4.50%, 10/20/25 (5) 925 987
Delta Air Lines, 4.75%, 10/20/28 (5) 3,340 3,698
Delta Air Lines, 7.00%, 5/1/25 (5) 2,925 3,401
Delta Air Lines, 7.375%, 1/15/26  4,890 5,709
Hawaiian Brand Intellectual Property,
5.75%, 1/20/26 (5) 1,945 2,045
Mileage Plus Holdings, 6.50%,
6/20/27 (5) 3,120 3,393
United Airlines Holdings, 4.25%,
10/1/22  4,145 4,207
United Airlines Holdings, 4.875%,
1/15/25  1,915 1,961
United Airlines Holdings, 5.00%,
2/1/24  3,305 3,404
34,850
Automotive 3.3%
Adient Global Holdings, 4.875%,
8/15/26 (5) 4,290 4,365
Adient U.S., 9.00%, 4/15/25 (5) 3,910 4,340

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Clarios Global, 6.25%, 5/15/26 (5) 425 453
Clarios Global, 8.50%, 5/15/27 (5) 16,840 18,124
Dana, 5.625%, 6/15/28  2,510 2,673
Dana Financing Luxembourg, 5.75%,
4/15/25 (5) 255 263
Ford Motor, 8.50%, 4/21/23  1,995 2,230
Ford Motor, 9.00%, 4/22/25  7,550 9,117
Ford Motor, 9.625%, 4/22/30  105 149
Ford Motor Credit, 5.125%, 6/16/25  2,045 2,208
Goodyear Tire & Rubber, 9.50%,
5/31/25  1,420 1,590
Group 1 Automotive, 4.00%,
8/15/28 (5) 1,680 1,710
Jaguar Land Rover Automotive, 7.75%,
10/15/25 (5) 3,050 3,294
Meritor, 6.25%, 6/1/25 (5) 2,373 2,542
Navistar International, 9.50%,
5/1/25 (5) 3,180 3,542
Real Hero Merger Sub 2, 6.25%,
2/1/29 (5) 700 721
Tenneco, 5.00%, 7/15/24 (EUR)  735 904
Tenneco, 5.00%, 7/15/26  6,613 6,216
Tenneco, 5.375%, 12/15/24  1,790 1,772
Tenneco, 7.875%, 1/15/29 (5) 2,810 3,144
69,357
Banking 0.5%
Banco do Brasil, VR, 9.00% (7)(8) 5,550 6,056
Itau Unibanco Holding, VR, 6.125% (5)
(7)(8) 4,380 4,402
10,458
Broadcasting 5.0%
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (5) 7,475 7,550
Clear Channel Worldwide Holdings,
5.125%, 8/15/27 (5) 3,225 3,273
Clear Channel Worldwide Holdings,
9.25%, 2/15/24  8,747 9,119
Diamond Sports Group, 5.375%,
8/15/26 (5) 2,045 1,452
Diamond Sports Group, 6.625%,
8/15/27 (5) 5,210 2,670
iHeartCommunications, 5.25%,
8/15/27 (5) 595 612
iHeartCommunications, 6.375%,
5/1/26  1,090 1,153
iHeartCommunications, 8.375%,
5/1/27  18,005 19,018
Lions Gate Capital Holdings, 6.375%,
2/1/24 (5) 4,925 5,054
MDC Partners, STEP, 7.50%,
5/1/24 (5) 11,003 11,127
Nexstar Broadcasting, 4.75%,
11/1/28 (5) 2,400 2,448
Nexstar Broadcasting, 5.625%,
7/15/27 (5) 2,570 2,715
Nielsen Finance, 5.625%, 10/1/28 (5) 2,900 3,070
Outfront Media Capital, 4.25%,
1/15/29 (5) 990 960
Outfront Media Capital, 5.00%,
8/15/27 (5) 315 320
Par/Shares $ Value
(Amounts in 000s)
Outfront Media Capital, 6.25%,
6/15/25 (5) 1,200 1,269
Scripps Escrow II, 5.375%, 1/15/31 (5) 2,025 2,050
Sirius XM Radio, 4.125%, 7/1/30 (5) 2,360 2,384
Sirius XM Radio, 4.625%, 7/15/24 (5) 2,635 2,708
Sirius XM Radio, 5.00%, 8/1/27 (5) 4,130 4,290
Sirius XM Radio, 5.375%, 7/15/26 (5) 3,840 3,965
Terrier Media Buyer, 8.875%,
12/15/27 (5) 7,755 8,278
Townsquare Media, 6.875%, 2/1/26 (5) 2,425 2,534
Univision Communications, 6.625%,
6/1/27 (5) 3,135 3,276
Univision Communications, 9.50%,
5/1/25 (5) 1,540 1,671
Urban One, 7.375%, 2/1/28 (5) 1,660 1,672
104,638
Building & Real Estate 1.3%
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (5) 4,070 4,406
Howard Hughes, 4.125%, 2/1/29 (5) 4,450 4,417
Howard Hughes, 4.375%, 2/1/31 (5) 4,035 4,025
Howard Hughes, 5.375%, 8/1/28 (5) 2,830 2,982
Realogy Group, 5.75%, 1/15/29 (5) 3,045 3,053
Realogy Group, 7.625%, 6/15/25 (5) 795 865
Realogy Group, 9.375%, 4/1/27 (5) 2,000 2,190
Shea Homes, 4.75%, 4/1/29 (5) 740 758
Taylor Morrison Communities, 5.125%,
8/1/30 (5) 1,355 1,450
Taylor Morrison Communities, 5.875%,
4/15/23 (5) 2,675 2,849
Weekley Homes, 4.875%, 9/15/28 (5) 1,075 1,125
28,120
Building Products 1.0%
CP Atlas Buyer, 7.00%, 12/1/28 (5) 840 871
Forterra Finance, 6.50%, 7/15/25 (5) 2,505 2,702
LBM Acquisition, 6.25%, 1/15/29 (5) 975 987
New Enterprise Stone & Lime, 6.25%,
3/15/26 (5) 3,431 3,530
PGT Innovations, 6.75%, 8/1/26 (5) 2,375 2,512
Specialty Building Products Holdings,
6.375%, 9/30/26 (5) 3,730 3,870
Summit Materials, 5.125%, 6/1/25 (5) 1,555 1,576
Summit Materials, 5.25%, 1/15/29 (5) 1,225 1,300
Summit Materials, 6.50%, 3/15/27 (5) 3,645 3,855
21,203
Cable Operators 8.9%
Altice Financing, 5.00%, 1/15/28 (5) 5,890 5,890
Altice Financing, 7.50%, 5/15/26 (5) 7,015 7,313
Altice France, 5.125%, 1/15/29 (5) 2,645 2,658
Altice France, 7.375%, 5/1/26 (5) 5,870 6,112
Altice France, 8.125%, 2/1/27 (5) 4,775 5,205
Altice France Holding, 6.00%,
2/15/28 (5) 12,825 12,553
Altice France Holding, 10.50%,
5/15/27 (5) 9,370 10,494
C&W Senior Financing, 6.875%,
9/15/27 (5) 4,400 4,722
Cablevision Lightpath, 5.625%,
9/15/28 (5) 535 543

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CCO Holdings, 4.25%, 2/1/31 (5) 6,375 6,423
CCO Holdings, 4.50%, 8/15/30 (5) 4,950 5,117
CCO Holdings, 4.50%, 5/1/32 (5) 4,905 5,040
CCO Holdings, 5.00%, 2/1/28 (5) 14,935 15,626
CCO Holdings, 5.125%, 5/1/27 (5) 5,558 5,815
CCO Holdings, 5.375%, 6/1/29 (5) 3,030 3,261
CSC Holdings, 4.625%, 12/1/30 (5) 3,675 3,657
CSC Holdings, 5.75%, 1/15/30 (5) 5,945 6,346
CSC Holdings, 6.50%, 2/1/29 (5) 8,085 8,914
CSC Holdings, 7.50%, 4/1/28 (5) 5,770 6,354
DISH DBS, 5.875%, 11/15/24  1,080 1,127
DISH DBS, 7.375%, 7/1/28  3,625 3,797
DISH DBS, 7.75%, 7/1/26  5,155 5,651
LCPR Senior Secured Financing,
6.75%, 10/15/27 (5) 1,185 1,270
Netflix, 3.875%, 11/15/29 (EUR) (5) 1,895 2,720
Netflix, 5.375%, 11/15/29 (5) 3,540 4,177
Netflix, 5.875%, 11/15/28  6,765 8,084
Netflix, 6.375%, 5/15/29  14,385 17,837
Radiate Holdco, 4.50%, 9/15/26 (5) 2,600 2,646
Radiate Holdco, 6.50%, 9/15/28 (5) 3,810 4,001
Virgin Media Finance, 5.00%,
7/15/30 (5) 1,065 1,084
Virgin Media Secured Finance, 5.50%,
8/15/26 (5) 3,025 3,116
VTR Finance, 6.375%, 7/15/28 (5) 1,475 1,616
Ziggo, 4.875%, 1/15/30 (5) 2,500 2,609
Ziggo Bond, 5.125%, 2/28/30 (5) 1,245 1,298
Ziggo Bond, 6.00%, 1/15/27 (5) 3,985 4,139
187,215
Chemicals 1.6%
Compass Minerals International,
6.75%, 12/1/27 (5) 1,885 2,022
CVR Partners, 9.25%, 6/15/23 (5) 8,520 8,627
Diamond, 5.625%, 8/15/25 (EUR)  1,385 1,697
GPD, 10.125%, 4/1/26 (5) 2,830 3,113
Kraton Polymers, 5.25%, 5/15/26
(EUR) (5) 890 1,102
Methanex, 5.125%, 10/15/27  3,355 3,468
Methanex, 5.25%, 12/15/29  1,625 1,670
Methanex, 5.65%, 12/1/44  2,365 2,506
OCI, 4.625%, 10/15/25 (5) 3,915 4,052
Univar Solutions USA, 5.125%,
12/1/27 (5) 4,070 4,253
32,510
Conglomerates 0.3%
General Electric, Series D, VR,
3.554% (7)(8) 6,305 6,006
6,006
Consumer Products 0.6%
CD&R Smokey Buyer, 6.75%,
7/15/25 (5) 550 590
Energizer Holdings, 4.375%,
3/31/29 (5) 1,725 1,721
Life Time, 5.75%, 1/15/26 (5) 4,414 4,480
Life Time, 8.00%, 4/15/26 (5) 2,170 2,203
Mattel, 5.875%, 12/15/27 (5) 1,600 1,742
Mattel, 6.20%, 10/1/40  990 1,173
11,909
Par/Shares $ Value
(Amounts in 000s)
Container 1.7%
Ardagh Metal Packaging Finance USA,
4.00%, 9/1/29 (5) 6,545 6,545
Ardagh Packaging Finance, 5.25%,
4/30/25 (5) 1,475 1,558
Ardagh Packaging Finance, 5.25%,
8/15/27 (5) 6,295 6,539
Ardagh Packaging Finance, 6.00%,
2/15/25 (5) 2,200 2,269
Mauser Packaging Solutions Holding,
7.25%, 4/15/25 (5) 7,735 7,638
Mauser Packaging Solutions Holding,
8.50%, 4/15/24 (5) 1,590 1,650
Pactiv, 7.95%, 12/15/25  1,800 2,061
Pactiv, 8.375%, 4/15/27  650 760
Trivium Packaging Finance, 5.50%,
8/15/26 (5) 1,415 1,480
Trivium Packaging Finance, 8.50%,
8/15/27 (5) 4,505 4,832
35,332
Drugs 0.1%
Teva Pharmaceutical Finance, 6.15%,
2/1/36  1,885 2,055
2,055
Energy 9.4%
Aethon United BR, 8.25%, 2/15/26 (5) 1,945 2,023
Archrock Partners, 6.875%, 4/1/27 (5) 2,370 2,500
Cheniere Energy Partners, 4.50%,
10/1/29  5,490 5,778
Cheniere Energy Partners, 5.625%,
10/1/26  1,210 1,255
Citgo Holding, 9.25%, 8/1/24 (5) 6,515 6,401
CITGO Petroleum, 7.00%, 6/15/25 (5) 5,655 5,811
Comstock Resources, 6.75%,
3/1/29 (5) 2,015 2,080
Comstock Resources, 9.75%, 8/15/26  3,750 4,097
Continental Resources, 4.375%,
1/15/28  4,010 4,211
Continental Resources, 4.90%, 6/1/44  4,875 4,863
Continental Resources, 5.75%,
1/15/31 (5) 4,935 5,577
CrownRock, 5.625%, 10/15/25 (5) 1,140 1,151
DCP Midstream, Series A, VR,
7.375% (7)(8) 2,735 2,379
DCP Midstream Operating, 5.625%,
7/15/27  1,395 1,503
DCP Midstream Operating, 6.75%,
9/15/37 (5) 3,955 4,410
DCP Midstream Operating, 8.125%,
8/16/30  3,795 4,915
Endeavor Energy Resources, 5.75%,
1/30/28 (5) 2,798 2,952
Endeavor Energy Resources, 6.625%,
7/15/25 (5) 580 608
EQT, 5.00%, 1/15/29  950 1,043
EQT, 7.625%, 2/1/25  610 709
EQT, 8.50%, 2/1/30  4,345 5,681
Exterran Energy Solutions, 8.125%,
5/1/25  4,610 4,184
Hilcorp Energy I, 5.75%, 2/1/29 (5) 1,725 1,759

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Hilcorp Energy I, 6.00%, 2/1/31 (5) 1,930 1,964
Kosmos Energy, 7.125%, 4/4/26 (5) 230 229
Magnolia Oil & Gas Operating, 6.00%,
8/1/26 (5) 6,355 6,546
Matador Resources, 5.875%, 9/15/26  4,380 4,260
NGL Energy Operating, 7.50%,
2/1/26 (5) 10,010 10,310
NGL Energy Partners, 7.50%, 11/1/23  6,230 5,965
NuStar Logistics, 5.75%, 10/1/25  4,165 4,446
Occidental Petroleum, 5.50%, 12/1/25  2,320 2,459
Occidental Petroleum, 5.875%, 9/1/25  1,910 2,072
Occidental Petroleum, 6.125%, 1/1/31  2,135 2,365
Occidental Petroleum, 6.375%, 9/1/28  1,860 2,062
Occidental Petroleum, 6.45%, 9/15/36  460 524
Occidental Petroleum, 7.95%, 6/15/39  3,925 4,725
Occidental Petroleum, 8.00%, 7/15/25  2,570 2,981
Occidental Petroleum, 8.50%, 7/15/27  5,180 6,197
Occidental Petroleum, 8.875%,
7/15/30  8,300 10,603
Ovintiv Exploration, 5.625%, 7/1/24  3,045 3,319
Petrobras Global Finance, 7.375%,
1/17/27  3,285 4,018
Range Resources, 8.25%, 1/15/29 (5) 1,520 1,630
Range Resources, 9.25%, 2/1/26  3,290 3,570
Seven Generations Energy, 5.375%,
9/30/25 (5) 13,900 14,421
Tallgrass Energy Partners, 5.50%,
9/15/24 (5) 1,430 1,437
Tallgrass Energy Partners, 6.00%,
3/1/27 (5) 1,685 1,702
Tallgrass Energy Partners, 6.00%,
12/31/30 (5) 4,320 4,298
Tallgrass Energy Partners, 7.50%,
10/1/25 (5) 3,445 3,652
Targa Resources Partners, 5.375%,
2/1/27  250 259
Targa Resources Partners, 5.875%,
4/15/26  220 229
Targa Resources Partners, 6.50%,
7/15/27  3,360 3,616
Targa Resources Partners, 6.875%,
1/15/29  4,730 5,244
Transocean Pontus, 6.125%, 8/1/25 (5) 964 921
Transocean Proteus, 6.25%,
12/1/24 (5) 1,269 1,212
USA Compression Partners, 6.875%,
4/1/26  2,085 2,153
USA Compression Partners, 6.875%,
9/1/27  1,640 1,722
197,001
Entertainment & Leisure 2.6%
Carnival, 7.625%, 3/1/26 (5) 7,610 8,010
Carnival, 9.875%, 8/1/27 (5) 5,415 6,200
Cedar Fair, 5.25%, 7/15/29  1,040 1,043
Cedar Fair, 5.375%, 4/15/27  3,005 3,050
Cedar Fair, 5.50%, 5/1/25 (5) 7,705 8,061
Cedar Fair, 6.50%, 10/1/28 (5) 4,100 4,325
NCL, 5.875%, 3/15/26 (5) 2,825 2,846
Par/Shares $ Value
(Amounts in 000s)
Royal Caribbean Cruises, 5.25%,
11/15/22  3,825 3,901
Royal Caribbean Cruises, 11.50%,
6/1/25 (5) 5,465 6,401
SeaWorld Parks & Entertainment,
9.50%, 8/1/25 (5) 6,355 6,879
Six Flags Theme Parks, 7.00%,
7/1/25 (5) 920 991
Vail Resorts, 6.25%, 5/15/25 (5) 1,650 1,761
Viking Cruises, 13.00%, 5/15/25 (5) 1,340 1,575
55,043
Exploration & Production 0.1%
Apache, 4.875%, 11/15/27  2,645 2,777
Apache, 6.00%, 1/15/37  190 218
2,995
Financial 5.4%
Acrisure, 4.25%, 2/15/29 (5) 2,940 2,889
Acrisure, 7.00%, 11/15/25 (5) 3,125 3,211
Acrisure, 10.125%, 8/1/26 (5) 1,870 2,157
Alliant Holdings Intermediate, 6.75%,
10/15/27 (5) 5,570 5,765
AmWINS Group, 7.75%, 7/1/26 (5) 3,925 4,180
AssuredPartners, 5.625%, 1/15/29 (5) 3,125 3,133
Cabot Financial Luxembourg, 7.50%,
10/1/23 (GBP) (5) 750 1,063
Cabot Financial Luxembourg, 7.50%,
10/1/23 (GBP)  445 632
Drawbridge Special Opportunities
Fund, 3.875%, 2/15/26 (5) 3,160 3,231
Genworth Mortgage Holdings, 6.50%,
8/15/25 (5) 5,150 5,543
GTCR AP Finance, 8.00%, 5/15/27 (5) 2,715 2,898
Home Point Capital, 5.00%, 2/1/26 (5) 1,255 1,249
HUB International, 7.00%, 5/1/26 (5) 6,420 6,685
Icahn Enterprises, 6.25%, 5/15/26  5,665 5,955
LPL Holdings, 5.75%, 9/15/25 (5) 4,440 4,557
MGIC Investment, 5.25%, 8/15/28  1,390 1,458
Navient, 4.875%, 3/15/28  4,740 4,562
Navient, 5.00%, 3/15/27  5,800 5,684
Navient, 6.125%, 3/25/24  7,480 7,901
Navient, 6.75%, 6/25/25  3,855 4,144
Navient, 6.75%, 6/15/26  1,825 1,948
Navient, 7.25%, 1/25/22  740 767
Navient, 7.25%, 9/25/23  3,320 3,602
OneMain Finance, 4.00%, 9/15/30  1,025 994
OneMain Finance, 6.125%, 3/15/24  1,300 1,394
OneMain Finance, 6.625%, 1/15/28  3,085 3,501
OneMain Finance, 6.875%, 3/15/25  3,755 4,224
OneMain Finance, 7.125%, 3/15/26  1,300 1,501
OneMain Finance, 8.875%, 6/1/25  1,555 1,707
PennyMac Financial Services, 4.25%,
2/15/29 (5) 3,210 3,162
PennyMac Financial Services, 5.375%,
10/15/25 (5) 2,500 2,612
Quicken Loans, 5.25%, 1/15/28 (5) 4,419 4,697
SLM, 4.20%, 10/29/25  2,265 2,367
Starwood Property Trust, 5.50%,
11/1/23 (5) 3,785 3,949
113,322

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Food 1.9%
B&G Foods, 5.25%, 4/1/25  6,370 6,537
B&G Foods, 5.25%, 9/15/27  1,410 1,477
Chobani, 4.625%, 11/15/28 (5) 1,295 1,337
Chobani, 7.50%, 4/15/25 (5) 7,265 7,547
Cosan Luxembourg, 7.00%,
1/20/27 (5) 3,790 4,032
FAGE International, 5.625%,
8/15/26 (5) 2,470 2,535
Kraft Heinz Foods, 6.875%, 1/26/39  1,885 2,648
Kraft Heinz Foods, 7.125%, 8/1/39 (5) 1,450 2,126
Post Holdings, 4.50%, 9/15/31 (5) 4,065 4,055
Post Holdings, 5.625%, 1/15/28 (5) 2,485 2,615
Post Holdings, 5.75%, 3/1/27 (5) 1,740 1,825
Sigma Holdco, 7.875%, 5/15/26 (5) 3,265 3,330
40,064
Forest Products 0.1%
Mercer International, 5.125%,
2/1/29 (5) 2,490 2,536
Mercer International, 5.50%, 1/15/26  520 532
3,068
Gaming 4.9%
Affinity Gaming, 6.875%, 12/15/27 (5) 1,120 1,187
Boyd Gaming, 6.00%, 8/15/26  2,570 2,660
Caesars Entertainment, 6.25%,
7/1/25 (5) 1,000 1,059
Caesars Entertainment, 8.125%,
7/1/27 (5) 1,180 1,283
Caesars Resort Collection, 5.25%,
10/15/25 (5) 4,165 4,144
Caesars Resort Collection, 5.75%,
7/1/25 (5) 1,990 2,089
Cirsa Finance International, 7.875%,
12/20/23 (5) 4,463 4,485
International Game Technology, 5.25%,
1/15/29 (5) 4,005 4,235
International Game Technology, 6.25%,
1/15/27 (5) 5,820 6,591
Melco Resorts Finance, 5.375%,
12/4/29 (5) 1,325 1,404
MGM China Holdings, 5.25%,
6/18/25 (5) 1,635 1,717
MGM China Holdings, 5.875%,
5/15/26 (5) 2,445 2,579
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (5) 3,700 3,746
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  1,905 2,153
MGM Resorts International, 6.00%,
3/15/23  2,695 2,874
Mohegan Gaming & Entertainment,
8.00%, 2/1/26 (5) 3,115 3,068
Peninsula Pacific Entertainment,
8.50%, 11/15/27 (5) 5,210 5,575
Scientific Games International, 7.00%,
5/15/28 (5) 1,145 1,214
Scientific Games International, 7.25%,
11/15/29 (5) 3,635 3,912
Scientific Games International, 8.25%,
3/15/26 (5) 9,810 10,411
Par/Shares $ Value
(Amounts in 000s)
Scientific Games International, 8.625%,
7/1/25 (5) 1,775 1,910
Stars Group Holdings, 7.00%,
7/15/26 (5) 5,530 5,793
Studio City Finance, 5.00%,
1/15/29 (5) 2,440 2,474
VICI Properties, 4.625%, 12/1/29 (5) 1,970 2,064
Wynn Las Vegas, 5.25%, 5/15/27 (5) 6,760 7,182
Wynn Macau, 5.50%, 1/15/26 (5) 2,400 2,504
Wynn Macau, 5.50%, 10/1/27 (5) 4,165 4,332
Wynn Macau, 5.625%, 8/26/28 (5) 6,080 6,335
Wynn Resorts Finance, 5.125%,
10/1/29 (5) 4,445 4,678
103,658
Health Care 5.7%
Acadia Healthcare, 5.00%, 4/15/29 (5) 465 484
Avantor Funding, 4.625%, 7/15/28 (5) 4,615 4,811
Bausch Health, 7.00%, 3/15/24 (5) 10,085 10,299
Bausch Health, 7.00%, 1/15/28 (5) 225 244
Bausch Health, 7.25%, 5/30/29 (5) 7,175 7,955
Bausch Health, 9.00%, 12/15/25 (5) 7,475 8,138
Bausch Health Americas, 8.50%,
1/31/27 (5) 10,495 11,610
Bausch Health Americas, 9.25%,
4/1/26 (5) 7,040 7,806
CHS, 6.00%, 1/15/29 (5) 3,015 3,203
CHS, 8.00%, 12/15/27 (5) 6,040 6,599
DaVita, 4.625%, 6/1/30 (5) 3,170 3,218
HCA, 5.625%, 9/1/28  990 1,148
HCA, 5.875%, 2/15/26  2,550 2,942
HCA, 5.875%, 2/1/29  1,970 2,330
Legacy LifePoint Health, 6.75%,
4/15/25 (5) 2,170 2,322
Molina Healthcare, 4.375%,
6/15/28 (5) 2,225 2,320
Radiology Partners, 9.25%, 2/1/28 (5) 680 741
RegionalCare Hospital Partners
Holdings, 9.75%, 12/1/26 (5) 7,975 8,593
RP Escrow Issuer, 5.25%, 12/15/25 (5) 1,995 2,070
Select Medical, 6.25%, 8/15/26 (5) 2,095 2,231
Teleflex, 4.25%, 6/1/28 (5) 885 930
Tenet Healthcare, 6.125%, 10/1/28 (5) 12,175 12,799
Tenet Healthcare, 6.875%, 11/15/31  2,375 2,612
Tenet Healthcare, 7.50%, 4/1/25 (5) 2,880 3,136
Teva Pharmaceutical Finance
Netherlands III, 2.80%, 7/21/23  2,845 2,788
Teva Pharmaceutical Finance
Netherlands III, 6.00%, 4/15/24  1,275 1,334
Teva Pharmaceutical Finance
Netherlands III, 7.125%, 1/31/25  6,230 6,744
119,407
Information Technology 2.9%
ANGI Group, 3.875%, 8/15/28 (5) 1,150 1,180
Banff Merger Sub, 9.75%, 9/1/26 (5) 2,050 2,186
Boxer Parent, 6.50%, 10/2/25
(EUR) (5) 720 928
Boxer Parent, 7.125%, 10/2/25 (5) 800 867
Boxer Parent, 9.125%, 3/1/26 (5) 1,400 1,489
CommScope, 7.125%, 7/1/28 (5) 2,310 2,420

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CommScope, 8.25%, 3/1/27 (5) 1,470 1,547
Expedia Group, 4.625%, 8/1/27 (5) 890 992
Expedia Group, 6.25%, 5/1/25 (5) 2,615 3,066
Expedia Group, 7.00%, 5/1/25 (5) 2,180 2,414
Go Daddy Operating, 5.25%,
12/1/27 (5) 1,945 2,042
LogMeIn, 5.50%, 9/1/27 (5) 1,940 2,032
Photo Holdings Merger Sub, 8.50%,
10/1/26 (5) 4,825 5,187
Solera, 10.50%, 3/1/24 (5) 11,570 11,975
SS&C Technologies, 5.50%,
9/30/27 (5) 3,715 3,929
Uber Technologies, 7.50%, 5/15/25 (5) 1,500 1,613
Uber Technologies, 7.50%, 9/15/27 (5) 8,270 9,014
Veritas U.S., 7.50%, 9/1/25 (5) 4,870 5,040
Veritas U.S., 10.50%, 2/1/24 (5) 2,275 2,292
ZoomInfo Technologies, 3.875%,
2/1/29 (5) 1,190 1,189
61,402
Lodging 0.8%
Hilton Domestic Operating, 5.375%,
5/1/25 (5) 785 823
Hilton Domestic Operating, 5.75%,
5/1/28 (5) 905 979
Hilton Worldwide Finance, 4.875%,
4/1/27  2,550 2,652
Marriott Ownership Resorts, 6.125%,
9/15/25 (5) 2,200 2,326
Marriott Ownership Resorts, 6.50%,
9/15/26  3,640 3,777
Park Intermediate Holdings, 5.875%,
10/1/28 (5) 1,900 2,002
Park Intermediate Holdings, 7.50%,
6/1/25 (5) 1,515 1,642
RHP Hotel Properties, 4.75%,
10/15/27  2,685 2,725
16,926
Manufacturing 0.3%
Colfax, 6.00%, 2/15/24 (5) 1,120 1,155
Colfax, 6.375%, 2/15/26 (5) 1,505 1,608
Hillenbrand, 3.75%, 3/1/31  945 944
Hillenbrand, 5.00%, 9/15/26  90 101
Hillenbrand, 5.75%, 6/15/25  505 538
Sensata Technologies, 3.75%,
2/15/31 (5) 1,545 1,549
Welbilt, 9.50%, 2/15/24  1,325 1,363
7,258
Metals & Mining 3.9%
Alcoa Nederland Holding, 5.50%,
12/15/27 (5) 4,015 4,271
Alcoa Nederland Holding, 6.125%,
5/15/28 (5) 2,480 2,685
Alcoa Nederland Holding, 6.75%,
9/30/24 (5) 780 807
Alcoa Nederland Holding, 7.00%,
9/30/26 (5) 2,655 2,791
ArcelorMittal, 7.00%, 3/1/41  40 57
Arconic, 6.00%, 5/15/25 (5) 2,500 2,669
Arconic, 6.125%, 2/15/28 (5) 5,155 5,484
Par/Shares $ Value
(Amounts in 000s)
Big River Steel, 6.625%, 1/31/29 (5) 5,580 5,998
Cleveland-Cliffs, 9.875%, 10/17/25 (5) 1,850 2,169
Constellium, 3.75%, 4/15/29 (5) 2,675 2,655
Constellium, 5.75%, 5/15/24 (5) 3,600 3,658
FMG Resources, 5.125%, 3/15/23 (5) 2,145 2,250
FMG Resources, 5.125%, 5/15/24 (5) 3,285 3,544
Freeport-McMoRan, 5.00%, 9/1/27  2,470 2,637
Freeport-McMoRan, 5.25%, 9/1/29  1,515 1,685
Freeport-McMoRan, 5.40%, 11/14/34  6,432 7,944
Freeport-McMoRan, 5.45%, 3/15/43  3,755 4,666
GrafTech Finance, 4.625%,
12/15/28 (5) 1,840 1,872
Hecla Mining, 7.25%, 2/15/28  6,935 7,524
Hudbay Minerals, 4.50%, 4/1/26 (5) 1,895 1,922
Hudbay Minerals, 6.125%, 4/1/29 (5) 3,455 3,732
Joseph T. Ryerson & Son, 8.50%,
8/1/28 (5) 3,794 4,226
New Gold, 6.375%, 5/15/25 (5) 937 967
New Gold, 7.50%, 7/15/27 (5) 1,595 1,693
Novelis, 4.75%, 1/30/30 (5) 3,725 3,883
81,789
Other Telecommunications 1.1%
Consolidated Communications, 6.50%,
10/1/28 (5) 3,340 3,582
Embarq, 7.995%, 6/1/36  2,725 3,243
Level 3 Financing, 3.75%, 7/15/29 (5) 3,260 3,252
Level 3 Financing, 5.375%, 5/1/25  2,790 2,860
Lumen Technologies, 4.50%,
1/15/29 (5) 7,510 7,491
Zayo Group Holdings, 4.00%,
3/1/27 (5) 1,485 1,478
Zayo Group Holdings, 6.125%,
3/1/28 (5) 2,015 2,080
23,986
Real Estate Investment Trust
Securities 0.2%
Service Properties Trust, 4.35%,
10/1/24  4,185 4,196
4,196
Restaurants 1.1%
1011778 BC ULC, 5.75%, 4/15/25 (5) 865 922
Dave & Buster's, 7.625%, 11/1/25 (5) 4,875 5,168
Golden Nugget, 6.75%, 10/15/24 (5) 5,620 5,704
Yum! Brands, 5.35%, 11/1/43  3,890 4,279
Yum! Brands, 6.875%, 11/15/37  3,515 4,464
Yum! Brands, 7.75%, 4/1/25 (5) 2,105 2,313
22,850
Retail 0.9%
L Brands, 6.625%, 10/1/30 (5) 3,675 4,116
L Brands, 6.694%, 1/15/27  350 395
L Brands, 6.875%, 7/1/25 (5) 300 328
L Brands, 7.50%, 6/15/29  2,115 2,390
L Brands, 9.375%, 7/1/25 (5) 2,665 3,298
Linens 'n Things, VR, EC, 8.338%,
1/15/20 (3)(4) 1,050 —
LSF9 Atlantis Holdings, 7.75%,
2/15/26 (5) 1,945 1,991
PetSmart, 4.75%, 2/15/28 (5) 925 955
PetSmart, 7.75%, 2/15/29 (5) 3,245 3,480

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Rent-A-Center, 6.375%, 2/15/29 (5) 975 1,014
17,967
Satellites 1.8%
Connect Finco, 6.75%, 10/1/26 (5) 6,000 6,210
Hughes Satellite Systems, 6.625%,
8/1/26  9,670 10,806
Hughes Satellite Systems, 7.625%,
6/15/21  300 304
Intelsat Jackson Holdings, 9.50%,
9/30/22 (5) 11,415 13,498
Telesat Canada, 6.50%, 10/15/27 (5) 4,145 4,280
Viasat, 5.625%, 4/15/27 (5) 2,010 2,100
37,198
Services 5.3%
Adtalem Global Education, 5.50%,
3/1/28 (5) 4,200 4,179
Advantage Sales & Marketing, 6.50%,
11/15/28 (5) 2,100 2,168
Allied Universal Holdco, 9.75%,
7/15/27 (5) 3,025 3,327
Ascend Learning, 6.875%, 8/1/25 (5) 3,255 3,357
Avis Budget Car Rental, 5.75%,
7/15/27 (5) 1,560 1,611
Avis Budget Car Rental, 5.75%,
7/15/27 (5) 1,285 1,314
Black Knight InfoServ, 3.625%,
9/1/28 (5) 3,500 3,465
eG Global Finance, 6.75%, 2/7/25 (5) 3,935 4,028
eG Global Finance, 8.50%,
10/30/25 (5) 4,205 4,452
Fair Isaac, 5.25%, 5/15/26 (5) 3,480 3,924
Gartner, 4.50%, 7/1/28 (5) 1,160 1,218
GFL Environmental, 8.50%, 5/1/27 (5) 2,384 2,634
H&E Equipment Services, 3.875%,
12/15/28 (5) 9,025 8,675
IPD 3, 5.50%, 12/1/25 (EUR) (5) 845 1,053
Laureate Education, 8.25%, 5/1/25 (5) 7,975 8,374
MSCI, 4.00%, 11/15/29 (5) 2,335 2,475
Performance Food Group, 5.50%,
10/15/27 (5) 2,545 2,675
Picasso Finance Sub, 6.125%,
6/15/25 (5) 1,395 1,486
Presidio Holdings, 4.875%, 2/1/27 (5) 2,205 2,299
Presidio Holdings, 8.25%, 2/1/28 (5) 2,850 3,149
Prime Security Services Borrower,
5.25%, 4/15/24 (5) 2,930 3,120
Prime Security Services Borrower,
5.75%, 4/15/26 (5) 1,380 1,487
Prime Security Services Borrower,
6.25%, 1/15/28 (5) 4,485 4,664
Sabre GLBL, 7.375%, 9/1/25 (5) 1,890 2,046
Sabre GLBL, 9.25%, 4/15/25 (5) 1,275 1,516
Shift4 Payments, 4.625%, 11/1/26 (5) 1,495 1,562
Staples, 7.50%, 4/15/26 (5) 5,260 5,313
Staples, 10.75%, 4/15/27 (5) 4,945 4,698
United Rentals North America, 3.875%,
2/15/31  3,405 3,482
Vertical Holdco, 7.625%, 7/15/28 (5) 8,020 8,662
Par/Shares $ Value
(Amounts in 000s)
Vertical U.S. Newco, 5.25%,
7/15/27 (5) 4,870 5,095
White Cap Buyer, 6.875%, 10/15/28 (5) 1,605 1,701
Williams Scotsman International,
4.625%, 8/15/28 (5) 1,605 1,647
110,856
Supermarkets 1.6%
Albertsons, 3.50%, 3/15/29 (5) 9,650 9,119
Albertsons, 4.875%, 2/15/30 (5) 2,690 2,771
Albertsons, 5.875%, 2/15/28 (5) 4,910 5,217
Albertsons, 7.50%, 3/15/26 (5) 4,150 4,534
Iceland Bondco, 4.625%, 3/15/25
(GBP)  3,000 4,154
New Albertsons, 7.45%, 8/1/29  2,035 2,388
New Albertsons, 8.00%, 5/1/31  1,240 1,524
United Natural Foods, 6.75%,
10/15/28 (5) 3,095 3,273
32,980
Transportation 0.2%
Watco, 6.50%, 6/15/27 (5) 4,365 4,676
4,676
Utilities 3.3%
Calpine, 5.125%, 3/15/28 (5) 3,985 4,005
Clearway Energy Operating, 5.75%,
10/15/25  3,075 3,213
NextEra Energy Operating Partners,
4.25%, 7/15/24 (5) 2,715 2,868
NextEra Energy Operating Partners,
4.25%, 9/15/24 (5) 324 343
NextEra Energy Operating Partners,
4.50%, 9/15/27 (5) 2,960 3,293
NiSource, VR, 5.65% (7)(8) 2,725 2,848
NRG Energy, 6.625%, 1/15/27  5,235 5,418
NRG Energy, 7.25%, 5/15/26  11,825 12,239
Pacific Gas & Electric, 4.55%, 7/1/30  7,733 8,607
Pattern Energy Operations, 4.50%,
8/15/28 (5) 840 878
PG&E, 5.00%, 7/1/28  5,090 5,351
PG&E, 5.25%, 7/1/30  3,730 3,991
Pike, 5.50%, 9/1/28 (5) 2,605 2,712
Terraform Global Operating, 6.125%,
3/1/26 (5) 3,955 4,074
Vistra Operations, 5.00%, 7/31/27 (5) 4,055 4,238
Vistra Operations, 5.50%, 9/1/26 (5) 5,305 5,491
69,569
Wireless Communications 1.8%
Sprint, 7.125%, 6/15/24  12,334 14,215
Sprint Capital, 6.875%, 11/15/28  5,290 6,712
T-Mobile USA, 2.625%, 2/15/29  3,320 3,255
T-Mobile USA, 2.875%, 2/15/31  3,105 3,064
T-Mobile USA, 6.50%, 1/15/26  6,725 6,918
Virgin Media Vendor Financing Notes
IV, 5.00%, 7/15/28 (5) 2,750 2,815
36,979
Total Corporate Bonds (Cost
$1,637,063) 1,725,840

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS
4.9%
Money Market Funds 4.5%
T. Rowe Price Government Reserve
Fund, 0.05% (9)(10) 95,141 95,141
95,141
Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Obligations 0.4%
U.S. Treasury Bills, 0.01%,
11/4/21 (11) 7,500 7,497
7,497
Total Short-Term Investments (Cost
$102,636) 102,638
Total Investments in Securities
100.4%
(Cost $2,008,245) $ 2,107,204
Other Assets Less Liabilities (0.4)% (7,927)
Net Assets 100.0% $ 2,099,277
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2021. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Non-income producing
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,223,121 and represents
58.3% of net assets.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $28,492 and represents 1.4% of net assets.
(7) Perpetual security with no stated maturity date.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(9) Seven-day yield
(10) Affiliated Companies
(11) At February 28, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Barclays Bank, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/21 490 (4) (32) 28
Barclays Bank, Protection Sold (Relevant Credit: Royal Caribbean Cruises, B2*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/23 1,455 72 (50) 122
Barclays Bank, Protection Sold (Relevant Credit: Tesla, B3*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/21 * 2,300 7 (9) 16
Citibank, Protection Sold (Relevant Credit: Royal Caribbean Cruises, B2*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/23 1,460 73 (49) 122
JPMorgan Chase, Protection Sold (Relevant Credit: American Airlines Group, Caa1*), Receive
5.00% Quarterly, Pay upon credit default, 12/20/21 1,310 (12) (74) 62
Total Bilateral Credit Default Swaps, Protection Sold (214) 350
Total Bilateral Swaps (214) 350
*
Credit ratings as of February 28, 2021. Ratings shown are from Moody’s Investors Service and If Moody’s does not rate a security, then Standard &
Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 5/21/21 USD 3,229 EUR 2,658 $ 15
State Street 4/23/21 USD 5,847 GBP 4,292 (134)
UBS Investment Bank 5/21/21 USD 6,392 EUR 5,276 14
Net unrealized gain (loss) on open forward
currency exchange contracts $ (105)

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — # $ — $ 73 +
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Government Reserve Fund, 0.05% $ 54,721 ¤ ¤ $ 95,141 ^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $73 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $95,141.

T. ROWE PRICE Institutional High Yield Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Institutional High Yield Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E137-054Q3 02/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,723 $ — $ 3,723
Bank Loans — 186,681 5,096 191,777
Common Stocks 13,860 — — 13,860
Convertible Preferred Stocks — 69,366 — 69,366
Corporate Bonds — 1,725,840 — 1,725,840
Short-Term Investments 95,141 7,497 — 102,638
Total Securities 109,001 1,993,107 5,096 2,107,204
Swaps — 152 — 152
Forward Currency Exchange Contracts — 29 — 29
Total $ 109,001 $ 1,993,288 $ 5,096 $ 2,107,385
Liabilities
Swaps $ — $ 16 $ — $ 16
Forward Currency Exchange Contracts — 134 — 134
Total $ — $ 150 $ — $ 150
1
Includes Convertible Bonds.